Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,832	$ 7,571	$ 7,796
Investments	7,245	5,745	3,100
Accounts receivable, net	4,644	5,576	5,150
Inventory, net	2,800	2,760	1,905
Prepaid expenses and other current assets	1,255	1,008	777
Total current assets	21,776	22,660	18,728
Long-term investments	1,000	1,000	1,500
Equipment, furniture and leasehold improvements, net	6,521	5,980	3,287
Intangible assets, net		35	39
Other assets		92	92
Other assets	127	127
Deferred tax asset	8,165	8,165	9,056
Total assets	37,589	37,932	32,702
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	883	961	1,100
Accrued expenses	1,886	2,246
Accrued compensation		1,283	1,975
Other accrued expenses		963	1,781
Advance payments		177	101
Deferred revenue		138	26
Warrant liability			7,694
Other current liabilities		299	170
Other current liabilities	383	614
Total current liabilities	3,152	3,821	12,847
Warrant liability			5,158
Total liabilities		3,821	18,005
Commitments and contingencies (Note 11)
Shareholders' equity:
Preferred stock, $.001 par value: authorized 10,000,000 shares: Series B Convertible Preferred stock, (liquidation preference of $5,659,000) stated value $1,000 per share, $.001 par value
Common stock, $.001 par value: authorized 200,000,000 shares	24	24	21
Additional paid in capital	221,616	220,838	206,298
Accumulated deficit	(187,108)	(186,656)	(191,622)
Treasury stock	(95)	(95)
Total shareholders' equity	34,437	34,111	14,697
Total liabilities and shareholders' equity	$ 37,589	$ 37,932	$ 32,702